Concentrations (Details) - Schedules of Company's Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]	37.40%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]	25.60%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]	24.70%			[1]
Customer E [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]		[1]	12.80%
Customer F [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage	92.00%			[1]		[1]
Customer G [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]		[1]	11.10%

[1]	Less than 10%